Prepayments for Lease of Land	12 Months Ended
Dec. 31, 2022
Prepayments for Lease of Land [Abstract]
PREPAYMENTS FOR LEASE OF LAND
9.	PREPAYMENTS FOR LEASE OF LAND

Prepayments for lease of land consist of the followings:

	December 31, 2022	December 31, 2021
Prepayments for lease of land	$401,031	$434,045
Less: accumulated amortization	(96,244)	(80,698)
	$304,787	$353,347

Amortization expenses totaled $22,226, $23,185, and $21,670 for the years ended December 31, 2022, 2021, and 2020, respectively.